Note 12 - Right-of-Use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2021	December 31, 2022
Finance lease liabilities – current	$16,858	$-
Less: current portion of financing costs	(182)	-
Finance lease liabilities – non-current	99,985	-
Less: non-current portion of financing costs	(296)	-
Total	$116,365	$-